May 01, 2018

STATE STREET VARIABLE INSURANCE SERIES FUNDS INC.

State Street Income V.I.S. Fund

(the “Fund”)

Supplement dated March 14, 2019 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2018,

each as may be supplemented and/or revised from time to time

•	Effective immediately, the Prospectus and Summary Prospectus are revised as follows:

The fifth paragraph of the section entitled “Principal Investment Strategies” on page 19 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest up to 20% of its net assets in high yield securities (also known as “junk bonds”) and, to a lesser extent, in asset-backed securities, foreign (non-U.S.) and emerging market debt securities and equity securities. The Fund may also invest in exchange-traded products (“ETPs”) that provide exposure to such investments, including ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. High yield securities are those rated BB+ through B- by S&P Global Ratings (“S&P”) or Ba1 through B3 by Moody’s Investor Services, Inc. (“Moody’s”) or below or of similar quality. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the MSCI® Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

The section entitled “Principal Risks” on page 19 of the Prospectus and on page 2 of the Summary Prospectus is revised to reflect that the Fund is subject to the following additional principal risk:

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.